Financial Instruments and Risk Management (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of classified as financial assets and liabilities [Table Text Block]
	March 31, 2023			As at March 31, 2022

Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Cash	$-	$4,372,837	$-	$-	$5,318,922	$-
Digital currencies	-	65,899,449	-	-	170,000,412	-
Investments	1,307,255	-	1,558,926	12,524,161	-	4,476,251
	$1,307,255	$70,272,286	$1,558,926	$12,524,161	$175,319,334	$4,476,251

Liabilities
Convertible loan -derivative component	$-	$-	$481,998	$-	$-	$4,986,354
	$-	$-	$481,998	$-	$-	$4,986,354

Schedule of reconciliation of Level 3 assets and liabilities [Table Text Block]
	Fair value at			Change	Fair Value at,
Level 3 Continuity	March 31, 2022	Additions	Disposals	in fair value	March 31, 2023
Assets
Investments	$4,476,251	$-	$-	$(2,917,325)	$1,558,926
	$4,476,251	$-	$-	$(2,917,325)	$1,558,926
Liabilities
Convertible loan -derivative component	$4,986,354	$-	$-	$(4,504,356)	$481,998
	$4,986,354	$-	$-	$(4,504,356)	$481,998

Schedule of liquidity risk [Table Text Block]
	Contractual cash flows	within 1 year	1 to 3 years	3 to 5 years	5+ years
Accounts payable	$6,992,032	$6,992,032	$-	$-	$-
Term loan	7,138,945	7,138,945	-	-	-
Convertible loan	9,352,425	3,586,888	5,765,537	-	-
Lease commitments	11,785,874	2,863,593	5,657,908	3,017,765	246,608
Loans payable and interest	15,763,395	1,389,988	2,691,267	2,572,990	9,109,150
Total	$51,032,671	$21,971,446	$14,114,712	$5,590,755	$9,355,758

Schedule of effect of changes in foreign exchange rates [Table Text Block]
	Net Monetary Position March 31, 2023 (USD$ equivalent)	Impact of 10% variance in foreign exchange rate (in foreign currency)
US Dollars	314,786	28,617
Canadian Dollars	8,667	575
Euro Dollars	(30,463)	2,966
Swiss Francs	34,968	3,435
Swedish Krona	2,621,440	22,668
Icelandic Krona	1,247,650	826